Investment Strategy - Alternative Access First Priority CLO Bond ETF	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in AAA rated first priority debt tranches of U.S. dollar-dominated collateralized loan obligations (“CLOs”).

CLOs are ordinarily issued by trusts or other special purpose entities (“SPEs”) that are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in CLOs of any maturity. The Fund is actively managed and does not seek to track the performance of any particular index.

The Fund principally invests in CLOs with the following criteria:

Rated AAA

No CLO, at the time of purchase by the Fund, will have a rating that is below AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)). An NRSRO is a credit rating agency such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”), that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes. After purchase, a CLO’s rating may decline below the minimum rating required by the Fund for purchase. In such cases, Alternative Access Funds, LLC, the Fund’s investment advisor (“AAF” or the “Advisor”), will consider whether continuing to hold the CLO is in the best interest of the Fund.

Broadly Syndicated Senior-Secured Loans

The underlying collateral pool for each CLO must be comprised primarily (typically 90%) of broadly syndicated senior- secured first lien loans. A Broadly Syndicated Loan CLO (“BSL CLO”) is a CLO that limits the amount of loan collateral whose offering size is typically less than $250 million to a maximum of approximately 5% of the portfolio. No investments will be made in middle market CLOs, collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”), collateralized debt obligations (“CDOs”) and synthetic CLOs.

First Priority Tranches Only

The Fund will invest only in the senior-most tranches of CLOs. The cash flows from a CLO SPE are generally split into two or more portions, called tranches, varying in risk and yield. Senior tranches are paid from the cash flows of the underlying assets before the junior tranches and equity, or “first loss,” tranches. Losses are first borne by the equity tranches, then by the junior tranches, and finally by the senior tranches. Senior tranches pay the lowest interest rates but are generally safer investments than more junior tranches because, should there be any default, senior tranches are typically paid first. For the avoidance of doubt, the CLOs that the Fund purchases will be the senior-most tranches, consisting of floating rate bonds that rank first in priority of payments, at the time the CLO is issued. The Fund will not purchase CLO tranches that have subsequently become the senior-most tranches due to amortization of previously more senior tranches.

Minimum Offering and Tranche Size

The Fund will only invest in a CLO with a minimum initial total deal size of $300 million and minimum initial AAA tranche size of $150 million.

Maximum Positions Size

The Fund will not invest more than 5% of its total assets in any single security.

Maximum CLO Manager Exposure

The Fund will not invest more than 10% of its total assets in any single CLO manager.

Maximum Weighted Average Rating Factor

Each CLO will have a maximum Weighted Average Rating Factor (the “WARF”) (the “Maximum WARF”), at the time of purchase, of less than the greater of: a) 3,000, and b) the median WARF value of all outstanding broadly syndicated CLOs (as determined by AAF). WARF is a measure that is used by credit rating companies to indicate the quality of a CLO by aggregating the credit ratings of the CLO’s holdings into a single numerical value. If no WARF is calculated by the manager of a particular CLO, AAF will at its discretion invest only in a CLO that it believes would not exceed the Maximum WARF. After purchase, a CLO’s WARF may exceed the Maximum WARF. In such cases, AAF will consider whether to continue to hold the CLO. Additional information about the WARF is located in the “Additional Information About the Fund’s Investment Strategies” section.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in AAA rated first priority debt tranches of U.S. dollar-dominated collateralized loan obligations (“CLOs”).